Note 15 - Total Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

15. Total Comprehensive Income/(Loss)

The Company follows ASC 220 – Comprehensive Income. Comprehensive income/(loss) is defined as the total change in shareholders’ equity during the period other than from transactions with shareholders and for the Company, includes net income/(loss).

The tax effect allocated to each component of other comprehensive income/(loss) is as follows:

	Before-Tax Amount	Tax (Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$
Year Ended December 31, 2022
Foreign currency translation reserve	31,574	0	31,574
	31,574	0	31,574

Year Ended December 31, 2021
Foreign currency translation reserve	(30,217)	0	(30,217)
	(30,217)	0	(30,217)